Note 3 – Equity (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 02, 2021	Feb. 22, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			20,000			20,000		20,000	50,000,000
Preferred stock, par value			$ 0.001			$ 0.001		$ 0.001
Debt instrument, convertible, liquidation preference, per share			$ 1,000			$ 1,000		$ 1,000
Dividend rate								12.00%	12.00%
Long-term debt, gross		$ 40,000
Debt instrument, increase, accrued interest		$ 6,422
General and administrative expense	$ 550		$ 7,677	$ 13,994		$ 17,322	$ 35,548	$ 77,668	$ 6,069
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, conversion of convertible securities	50,000	9,284,445			9,284,445			9,284,445